The Colonial fund
                             Class A, B and C Shares

                  Supplement to Prospectus dated March 1, 1999

The sub-caption Portfolio Managers is revised in its entirety as follows:

The portfolio managers of the Fund's equity investments are as follows:

John E. Lennon, a Chartered Financial Analyst and Senior Vice President (formerly Vice President) of Colonial, has co-managed the Fund since October, 1997 and has managed various other Colonial equity funds since 1982.

Peter Wiley, a Chartered Financial Analyst and Vice President of Colonial has co-managed the Fund since June, 1999. Prior to joining Colonial in 1999, Mr. Wiley was a Senior Portfolio Manager and Principal at State Street Global Advisors from April, 1997 to March, 1999 and a Vice President at Colonial from August, 1992 to April, 1997.

The portfolio manager for the Fund's fixed-income investments is as follows:

Leslie W. Finnemore, Senior Vice President (formerly Vice President) of Colonial, has co-managed the Fund since December, 1997 and managed various other Colonial taxable fixed-income funds since 1987.

TF-36/319H-0699                                                    June 28, 1999

                               The Colonial fund
                                 Class Z Shares

                  Supplement to Prospectus dated March 1, 1999

The sub-caption Portfolio Managers is revised in its entirety as follows:

The portfolio managers of the Fund's equity investments are as follows:

John E. Lennon, a Chartered Financial Analyst and Senior Vice President (formerly Vice President) of Colonial, has co-managed the Fund since October, 1997 and has managed various other Colonial equity funds since 1982.

Peter Wiley, a Chartered Financial Analyst and Vice President of Colonial has co-managed the Fund since June, 1999. Prior to joining Colonial in 1999, Mr. Wiley was a Senior Portfolio Manager and Principal at State Street Global Advisors from April, 1997 to March, 1999 and a Vice President at Colonial from August, 1992 to April, 1997.

The portfolio manager for the Fund's fixed income investments is as follows:

Leslie W. Finnemore, Senior Vice President (formerly Vice President) of Colonial, has co-managed the Fund since December, 1997 and managed various other Colonial taxable fixed-income funds since 1987.

TF-36/320H-0699                                                    June 28, 1999